Loans and Allowance for Loan Losses (Detail Textuals)	12 Months Ended
	Dec. 31, 2015 USD ($) Contract	Dec. 31, 2014 USD ($) Contract
Financing Receivable, Impaired [Line Items]
Specific allowance related to impaired loans	$ 1,500,000	$ 1,700,000
Loans Receivable
Financing Receivable, Impaired [Line Items]
Carrying amount of loans pledged as collateral to the Federal Home Loan Bank	421,800,000
Fair value amount of loans pledged as collateral to the Federal Home Loan Bank	350,500,000
Impaired loans individually evaluated for impairment	10,268,000	35,963,000
Impaired loans were evaluated based on the fair value of the loan's collateral	6,400,000	15,600,000
Specific allowance related to impaired loans	1,540,000	1,749,000
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	$ 4,539,000	$ 28,525,000
Impaired Financing Receivable With No Related Allowance Recorded Investment Percentage	44.00%	79.00%
Interest income recognized on impaired loans	$ 328,000	$ 701,000
Troubled debt restructurings	6,400,000	19,300,000
Amount of specific reserves related to TDRs which were allocated to the allowance for loan losses	$ 1,000,000	$ 1,000,000
Number of contracts modified | Contract	7	4
Number of contracts defaulted within twelve months of its modification | Contract	0	2
Loans Receivable | Consumer
Financing Receivable, Impaired [Line Items]
Specific allowance related to impaired loans	$ 19,000	$ 26,000
Impaired Financing Receivable, with No Related Allowance, Recorded Investment		36,000
Loans Receivable | Performing TDRs
Financing Receivable, Impaired [Line Items]
Troubled debt restructurings	5,900,000	17,700,000
Loans Receivable | Nonperforming TDRs
Financing Receivable, Impaired [Line Items]
Troubled debt restructurings	$ 527,000	$ 1,600,000